Disclosure of detailed information about trade and other payables (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Exploration and evaluation expenditures	$ 97,688	$ 227,537
Non-exploration and evaluation expenditures	202,595	132,114
Total Accounts Payable	$ 300,283	$ 359,651